LKCM Aquinas Value Fund (Prospectus Summary) | LKCM Aquinas Value Fund
LKCM Aquinas Value Fund
Investment Objective:
The Fund seeks to maximize long-term capital appreciation, while incorporating Catholic values investing principles in the investment process.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	LKCM Aquinas Value Fund
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		LKCM Aquinas Value Fund
Management Fees		0.90%
Distribution and Service (12b-1) Fees	[1]	0.25%
Other Expenses		0.40%
Acquired Fund Fees and Expenses	[2]	0.01%
Total Annual Fund Operating Expenses		1.56%
Fee Cap and/or Expense Reimbursement	[3]	(0.05%)
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement	[2][3]	1.51%
[1]	Under the LKCM Funds Adviser Class Distribution Plan, the Fund may pay up to 1.00% of its average daily net assets for distribution and other services. The Board of Trustees has authorized payment of only 0.25% under this plan for the Fund.
[2]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds, including money market funds ("Acquired Fund(s)"). The Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement for the Fund differs from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[3]	Luther King Capital Management Corporation, the Fund's investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2013 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 1.50%. This expense limitation excludes interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses. The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LKCM Aquinas Value Fund	154	488	845	1,852

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 29%
of the average value of its portfolio.
Principal Investment Strategies:
The Fund seeks to achieve its investment objective by investing under normal circumstances in equity securities of companies which the Adviser believes to be undervalued relative to a company's earnings. The Adviser's primary strategy in managing the Fund is to select securities that generally have below average price to earnings ratios, low price to cash flow characteristics, attractive dividend yields and/or lower price to book value ratios than the overall market.

The Fund seeks to invest in the equity securities of high quality companies that exhibit certain qualities, including profitability levels, balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, reinvestment opportunities, market share positions, and relative valuation. These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary
Receipts, rights and warrants. The Fund may invest in equity securities of small, mid and large capitalization companies.

The Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops' Socially Responsible
Investing Guidelines ("Guidelines"). The Fund's investment approach incorporates the Guidelines through a combination of screening portfolio companies based on criteria set forth in the Guidelines, dialogue with companies whose policies and practices conflict with the Guidelines, and potentially excluding from the
Fund's portfolio the securities of those companies that are unwilling to alter their policies and practices over a reasonable period of time. The Adviser monitors companies selected for the Fund for policies on various issues contemplated by the Guidelines. If the Fund invests in a company whose policies and practices are inconsistent with the Guidelines, the Adviser may attempt to influence the company or sell the company's securities or otherwise exclude future investments in such company.
Principal Risks:
The greatest risk of investing in the Fund is that you could lose money. Investments in the Fund also are subject to the following principal risks:

o  General Market Risk - Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. Such factors likely would lead to a decline in the value of your investment in the Fund.

o  Catholic Values Investing Risk - Since the Fund practices socially responsible investing within the framework provided by the United States Conference of
   Catholic Bishops' guidelines, the Fund may forego a profitable investment opportunity or sell a security when it may be disadvantageous to do so.

o  Inflation Risk - Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

o  Stock Market Risk - The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value. The
   Fund's investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary
   Receipts, rights and warrants. ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States. Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards. Investing in such securities may expose the Fund to additional risk. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities' investment value. Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

o  Stock Selection Risk - Equity securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company's products, or the company's failure to meet earnings expectations.

o  Value Investing Risk - The Fund may incorrectly assess the value of portfolio companies or stocks selected for the Fund may not reach their anticipated full value. In addition, value funds may not perform as well as other funds when this style is out of favor with investors.

o  Small and Mid Cap Risk - The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies. As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.
Performance:
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives. The Fund's past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.aquinasfunds.com or by calling the Fund toll-free at
1-800-423-6369.
Calendar Year Returns as of 12/31

During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best and Worst Quarterly Returns 16.73% 2nd quarter, 2009 -27.46% 4th quarter, 2008
Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
LKCM Aquinas Value Fund	Return Before Taxes	0.46%	1.17%	3.72%	Jul. 11, 2005
LKCM Aquinas Value Fund After Taxes on Distributions	Return After Taxes on Distributions	0.44%	0.79%	3.31%	Jul. 11, 2005
LKCM Aquinas Value Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	0.33%	1.00%	3.19%	Jul. 11, 2005
LKCM Aquinas Value Fund Russell 1000 Value Index	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	0.39%	(2.64%)	1.58%	Jul. 11, 2005
LKCM Aquinas Value Fund Lipper Large-Cap Value Funds Index	Lipper Large-Cap Value Funds Index (reflects no deduction for taxes)	(2.17%)	(2.26%)	1.70%	Jul. 11, 2005

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In certain cases, the figure representing "Return After Taxes on
Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
401(k) plans and individual retirement accounts because such accounts are generally only subject to taxes upon redemption.